UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

FORM N-Q

JANUARY 31, 2017

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited)	January 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.3%
Bosch Ltd.	12	$3,909
Cheng Shin Rubber Industry Co., Ltd.	4,000	7,937
Hyundai Mobis Co., Ltd.	35	7,289
Motherson Sumi Systems Ltd.	873	4,269

Total Auto Components		23,404

Automobiles - 3.2%
Bajaj Auto Ltd.	114	4,769
Brilliance China Automotive Holdings Ltd.	4,000	5,661
BYD Co., Ltd., Class H Shares	1,000	5,568
Dongfeng Motor Group Co., Ltd., Class H Shares	4,000	4,263
Ford Otomotiv Sanayi AS	1,562	14,456
Geely Automobile Holdings Ltd.	5,000	5,948
Great Wall Motor Co., Ltd., Class H Shares	4,000	4,042
Guangzhou Automobile Group Co., Ltd., Class H Shares	4,000	5,475
Hero MotoCorp Ltd.	76	3,552
Hyundai Motor Co.	77	9,243
Kia Motors Corp.	148	4,636
Mahindra and Mahindra Ltd.	699	12,803
Maruti Suzuki India Ltd.	197	17,131
PT Astra International Tbk	126,800	75,496
Tata Motors Ltd.	2,408	18,540
Tata Motors Ltd., Class A Shares	890	4,352
Tofas Turk Otomobil Fabrikasi AS	2,173	14,997
UMW Holdings Berhad	3,600	4,592

Total Automobiles		215,524

Diversified Consumer Services - 0.5%
Kroton Educacional SA	3,129	13,415
New Oriental Education & Technology Group Inc., ADR	200	9,510	*
TAL Education Group, ADR	100	8,099	*

Total Diversified Consumer Services		31,024

Hotels, Restaurants & Leisure - 1.9%
Berjaya Sports Toto Berhad	5,500	3,638
Genting Berhad	18,200	33,692
Genting Malaysia Berhad	21,400	24,350
Minor International PCL	33,600	33,161	(a)
OPAP SA	2,871	25,414
Yum China Holdings Inc.	213	5,853	*

Total Hotels, Restaurants & Leisure		126,108

Household Durables - 0.6%
Arcelik AS	4,373	26,494
Haier Electronics Group Co., Ltd.	3,000	5,297
Steinhoff International Holdings NV	1,739	8,363

Total Household Durables		40,154

Internet & Direct Marketing Retail - 0.6%
Ctrip.com International Ltd., ADR	400	17,284	*
JD.com Inc., ADR	700	19,880	*
Vipshop Holdings Ltd., ADR	500	5,660	*

Total Internet & Direct Marketing Retail		42,824

Leisure Products - 0.2%
Giant Manufacturing Co., Ltd.	1,000	6,540
Merida Industry Co., Ltd.	1,000	5,184

Total Leisure Products		11,724

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Media - 2.4%
Alibaba Pictures Group Ltd.	20,000	$3,377	*
Astro Malaysia Holdings Berhad	11,100	6,816
BEC World PCL	13,100	6,585	(a)
Cyfrowy Polsat SA	2,478	14,968	*
Grupo Televisa SA	14,476	64,677
Naspers Ltd., Class N Shares	278	44,105
PT Media Nusantara Citra Tbk	33,600	4,265
PT Surya Citra Media Tbk	38,900	8,216
Zee Entertainment Enterprises Ltd.	1,284	9,283

Total Media		162,292

Multiline Retail - 1.3%
El Puerto de Liverpool SAB de CV, Class C1 Shares	690	4,351
Lojas Renner SA	2,061	15,619
PT Matahari Department Store Tbk	15,400	17,040
Robinson Department Store PCL	7,700	12,684	(a)
S.A.C.I. Falabella	4,153	33,662
Woolworths Holdings Ltd.	877	4,826

Total Multiline Retail		88,182

Specialty Retail - 0.8%
FF Group	445	8,512	*
Home Product Center PCL	62,500	17,662	(a)
Hotai Motor Co., Ltd.	1,000	11,421
JUMBO SA	1,105	15,507

Total Specialty Retail		53,102

Textiles, Apparel & Luxury Goods - 1.0%
ANTA Sports Products Ltd.	2,000	6,393
Belle International Holdings Ltd.	10,000	6,135
CCC SA	346	17,850
Feng Tay Enterprise Co., Ltd.	1,120	4,859
LPP SA	17	21,649
Pou Chen Corp.	5,000	6,309
Shenzhou International Group Holdings Ltd.	1,000	6,193

Total Textiles, Apparel & Luxury Goods		69,388

TOTAL CONSUMER DISCRETIONARY		863,726

CONSUMER STAPLES - 11.9%
Beverages - 1.3%
AMBEV SA	3,440	18,777
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,117	11,895
China Resources Beer Holdings Co., Ltd.	8,000	16,291	*
Coca-Cola Femsa SAB de CV, Series L Shares	493	3,054
Coca-Cola Icecek AS	758	7,758
Compania Cervecerias Unidas SA	818	9,262
Fomento Economico Mexicano SAB de CV	1,172	8,828
Tsingtao Brewery Co., Ltd., Class H Shares	2,000	8,017
United Spirits Ltd.	133	4,277	*

Total Beverages		88,159

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Food & Staples Retailing - 3.6%
Bid Corp., Ltd.	877	$15,116
BIM Birlesik Magazalar AS	2,138	30,513
Cencosud SA	7,253	21,136
CP ALL PCL	33,900	58,249	(a)
E-MART Inc.	38	6,638
Magnit PJSC, Registered Shares, GDR	805	29,463
Massmart Holdings Ltd.	604	6,020
Pick n Pay Stores Ltd.	1,247	6,326
President Chain Store Corp.	3,000	22,347
Shoprite Holdings Ltd.	1,261	16,751
Spar Group Ltd.	851	12,031
Sun Art Retail Group Ltd.	10,000	10,079
Wal-Mart de Mexico SAB de CV	3,524	6,236

Total Food & Staples Retailing		240,905

Food Products - 4.1%
BRF SA	491	6,928
Charoen Pokphand Foods PCL	19,200	15,541	(a)
China Huishan Dairy Holdings Co., Ltd.	25,000	9,344
China Mengniu Dairy Co., Ltd.	11,000	20,671
CJ CheilJedang Corp.	16	4,881
Felda Global Ventures Holdings Berhad	11,500	4,803
Genting Plantations Berhad	2,000	4,922
IOI Corp. Berhad	17,200	17,124
Kuala Lumpur Kepong Berhad	3,100	16,867
Nestle India Ltd.	39	3,372
Pioneer Foods Group Ltd.	448	5,515
PPB Group Berhad	3,700	13,582
PT Charoen Pokphand Indonesia Tbk	49,000	11,376
PT Indofood CBP Sukses Makmur Tbk	14,000	8,807
PT Indofood Sukses Makmur Tbk	27,900	16,559
Standard Foods Corp.	2,220	5,439
Thai Union Group PCL, Class F Shares	14,100	8,330	(a)
Tiger Brands Ltd.	518	15,592
Tingyi (Cayman Islands) Holding Corp.	8,000	9,125
Ulker Biskuvi Sanayi AS	1,530	7,380
Uni-President Enterprises Corp.	28,000	47,789
Want Want China Holdings Ltd.	28,000	20,065

Total Food Products		274,012

Household Products - 0.7%
Hindustan Unilever Ltd.	1,363	17,157
PT Unilever Indonesia Tbk	10,000	30,855

Total Household Products		48,012

Personal Products - 1.0%
Amorepacific Corp.	42	11,457
Amorepacific Group	44	5,130
Dabur India Ltd.	865	3,523
Godrej Consumer Products Ltd.	217	5,038
Hengan International Group Co., Ltd.	3,500	28,757
LG Household & Health Care Ltd.	13	9,833
Marico Ltd.	881	3,340

Total Personal Products		67,078

Tobacco - 1.2%
British American Tobacco (Malaysia) Berhad	1,000	10,462
ITC Ltd.	6,721	25,578
KT&G Corp.	142	12,280
PT Gudang Garam Tbk	3,200	14,799
PT Hanjaya Mandala Sampoerna Tbk	59,500	17,156

Total Tobacco		80,275

TOTAL CONSUMER STAPLES		798,441

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
ENERGY - 8.1%
Energy Equipment & Services - 0.5%
Sapurakencana Petroleum Berhad	93,900	$36,462	*

Oil, Gas & Consumable Fuels - 7.6%
Bharat Petroleum Corp., Ltd.	543	5,454
China Petroleum & Chemical Corp., Class H Shares	36,000	28,813
China Shenhua Energy Co., Ltd., Class H Shares	5,000	10,659
CNOOC Ltd.	28,000	35,510
Coal India Ltd.	1,414	6,442
Exxaro Resources Ltd.	3,394	26,779
Formosa Petrochemical Corp.	9,000	30,578
Gazprom PJSC	4,380	10,922	*
Grupa Lotos SA	511	4,804	*
GS Holdings	160	7,022
Hindustan Petroleum Corp., Ltd.	603	4,639
IRPC PCL	49,600	7,325	(a)
Kunlun Energy Co., Ltd.	6,000	4,810
Lukoil PJSC	202	11,360	*
Novatek PJSC, Registered Shares, GDR	43	5,444
Oil & Natural Gas Corp., Ltd.	2,865	8,524
PetroChina Co., Ltd., Class H Shares	34,000	27,257
Petroleo Brasileiro SA	3,023	15,532	*
Petronas Dagangan Berhad	4,900	26,040
Polski Koncern Naftowy Orlen SA	1,897	38,454
Polskie Gornictwo Naftowe i Gazownictwo SA	9,104	12,481
PTT Exploration and Production PCL	3,400	9,463	(a)
PTT PCL	1,900	21,801	(a)
Reliance Industries Ltd.	2,692	41,464
S-Oil Corp.	125	8,723
SK Innovation Co., Ltd.	154	20,806
Tatneft	724	4,917	*
Thai Oil PCL	2,800	5,706	(a)
Tupras-Turkiye Petrol Rafinerileri AS	2,652	57,600
Ultrapar Participacoes SA	490	10,288

Total Oil, Gas & Consumable Fuels		509,617

TOTAL ENERGY		546,079

FINANCIALS - 13.8%
Banks - 10.9%
Agricultural Bank of China Ltd., Class H Shares	11,000	4,622
Akbank TAS	7,444	16,572
AMMB Holdings Berhad	5,400	5,583
Axis Bank Ltd.	1,613	11,079
Banco de Chile	107,387	12,801
Banco de Credito e Inversiones	162	8,329
Banco Santander Chile	294,132	15,918
Bangkok Bank PCL, Registered Shares	1,090	5,619
Bank of China Ltd., Class H Shares	21,000	9,581
Bank of the Philippine Islands	2,410	4,339

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Banks - (continued)
Bank Pekao SA	381	$12,872
Bank Zachodni WBK SA	76	6,538
Barclays Africa Group Ltd.	382	4,502
BDO Unibank Inc.	4,130	9,345
China Construction Bank Corp., Class H Shares	33,000	24,668
China Merchants Bank Co., Ltd., Class H Shares	2,000	5,052
CIMB Group Holdings Berhad	8,800	9,874
Commercial International Bank	9,072	36,666
Credicorp Ltd.	191	31,263
CTBC Financial Holding Co., Ltd.	11,880	6,746
Grupo Financiero Banorte SAB de CV, Class O Shares	3,125	14,978
Grupo Financiero Inbursa SAB de CV, Class O Shares	3,528	5,245
Grupo Financiero Santander Mexico SAB de CV, Class B Shares	2,742	3,907
Hana Financial Group Inc.	200	5,929
Hong Leong Bank Berhad	1,900	5,653
ICICI Bank Ltd.	1,868	7,380
Industrial & Commercial Bank of China Ltd., Class H Shares	26,000	16,018
Itau CorpBanca	886,596	7,260
Kasikornbank PCL	3,300	17,573
Kasikornbank PCL	2,600	13,919
KB Financial Group Inc.	305	12,335
Komercni Banka AS	637	22,522
Krung Thai Bank PCL	7,800	4,209	(a)
Malayan Banking Berhad	9,300	17,258
mBank SA	60	5,663	*
Mega Financial Holding Co., Ltd.	9,000	6,690
Moneta Money Bank AS	1,693	5,587	*
OTP Bank PLC	1,508	46,345
Powszechna Kasa Oszczednosci Bank Polski SA	2,159	16,535	*
PT Bank Central Asia Tbk	35,200	40,334
PT Bank Mandiri (Persero) Tbk	24,900	20,327
PT Bank Negara Indonesia (Persero) Tbk	24,200	10,331
PT Bank Rakyat Indonesia (Persero) Tbk	30,200	26,519
Public Bank Berhad	5,600	25,411
Sberbank of Russia PJSC	10,855	31,131	*
Shinhan Financial Group Co., Ltd.	279	11,020
Siam Commercial Bank PCL	5,500	23,587	(a)
Standard Bank Group Ltd.	1,126	12,026
State Bank of India	1,790	6,860
Turkiye Garanti Bankasi A/S	8,120	17,905
Turkiye Halk Bankasi AS	2,407	7,164
Turkiye Is Bankasi, Class C Shares	5,838	9,222
Turkiye Vakiflar Bankasi T.A.O., Class D Shares	3,338	4,344
VTB Bank PJSC	6,752,381	7,765	*

Total Banks		730,921

Capital Markets - 0.1%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	877	5,146
Moscow Exchange MICEX-RTS PJSC	1,893	4,248	*

Total Capital Markets		9,394

Consumer Finance - 0.1%
Gentera SAB de CV	2,561	3,740
Shriram Transport Finance Co., Ltd.	281	3,886

Total Consumer Finance		7,626

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Diversified Financial Services - 1.0%
Ayala Corp.	630	$10,128
Corporacion Financiera Colombiana	345	4,065
FirstRand Ltd.	2,797	10,420
Fubon Financial Holding Co., Ltd.	4,000	6,457
Grupo de Inversiones Suramericana SA	738	9,841
GT Capital Holdings Inc.	285	7,468
Haci Omer Sabanci Holding AS	3,251	8,599
Metro Pacific Investments Corp.	29,700	4,070
Remgro Ltd.	492	8,230

Total Diversified Financial Services		69,278

Insurance - 1.0%
Cathay Financial Holding Co., Ltd.	3,000	4,546
China Life Insurance Co., Ltd., Class H Shares	2,000	5,555
China Pacific Insurance (Group) Co., Ltd., Class H Shares	1,400	5,016
Discovery Ltd.	598	5,107
PICC Property & Casualty Co., Ltd., Class H Shares	2,000	3,047
Ping An Insurance Group Co. of China Ltd., Class H Shares	1,500	7,752
Powszechny Zaklad Ubezpieczen SA	1,685	14,811
Samsung Fire & Marine Insurance Co., Ltd.	25	5,787
Samsung Life Insurance Co., Ltd.	60	5,731
Sanlam Ltd.	1,581	7,625

Total Insurance		64,977

Thrifts & Mortgage Finance - 0.7%
Housing Development Finance Corp., Ltd.	1,757	35,350
Indiabulls Housing Finance Ltd.	465	5,138
LIC Housing Finance Ltd.	579	4,725

Total Thrifts & Mortgage Finance		45,213

TOTAL FINANCIALS		927,409

Health Care - 5.0%
Biotechnology - 0.6%
3SBio Inc.	7,000	6,848	*
Celltrion Inc.	426	36,731	*

Total Biotechnology		43,579

Health Care Equipment & Supplies - 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares	16,000	10,496

Health Care Providers & Services - 1.1%
Apollo Hospitals Enterprise Ltd.	265	4,816
Life Healthcare Group Holdings Ltd.	3,976	9,914
Netcare Ltd.	3,986	9,555
Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares	5,100	13,054
Sinopharm Group Co., Ltd., Class H Shares	7,600	34,871

Total Health Care Providers & Services		72,210

Health Care Technology - 0.1%
Alibaba Health Information Technology Ltd.	18,000	8,375	*

Life Sciences Tools & Services - 0.2%
Samsung Biologics Co., Ltd.	94	13,023	*

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Pharmaceuticals - 2.8%
Aspen Pharmacare Holdings Ltd.	1,848	$42,240
Aurobindo Pharma Ltd.	471	4,735
China Medical System Holdings Ltd.	8,000	13,115
Cipla Ltd.	689	5,830
CSPC Pharmaceutical Group Ltd.	26,000	29,355
Dr. Reddy’s Laboratories Ltd.	237	10,529
Glenmark Pharmaceuticals Ltd.	436	5,746
Hanmi Pharm. Co., Ltd.	27	6,691
Lupin Ltd.	441	9,568
Piramal Enterprises Ltd.	228	5,663
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares	3,500	11,683
Sino Biopharmaceutical Ltd.	29,000	22,986
Sun Pharmaceutical Industries Ltd.	1,847	17,171
Yuhan Corp.	42	6,813

Total Pharmaceuticals		192,125

TOTAL HEALTH CARE		339,808

INDUSTRIALS - 9.5%
Aerospace & Defense - 0.2%
AviChina Industry & Technology Co., Ltd., Class H Shares	6,000	4,423
Embraer SA	1,768	10,100

Total Aerospace & Defense		14,523

Airlines - 0.3%
China Airlines Ltd.	17,000	5,098
EVA Airways Corp.	12,600	6,070
Turk Hava Yollari Anonim Ortakligi	6,751	9,912	*

Total Airlines		21,080

Commercial Services & Supplies - 0.1%
China Everbright International Ltd.	4,000	4,877

Construction & Engineering - 1.5%
China Communications Construction Co., Ltd., Class H Shares	8,000	9,702
China Railway Construction Corp. Ltd., Class H Shares	3,000	4,184
China Railway Group Ltd., Class H Shares	10,000	8,829
China State Construction International Holdings Ltd.	4,000	6,537
Dialog Group Berhad	15,000	5,181
Gamuda Berhad	7,300	7,927
IJM Corp. Berhad	13,400	10,013
Larsen & Toubro Ltd.	1,229	26,085
PT Waskita Karya Persero Tbk	126,400	24,234

Total Construction & Engineering		102,692

Electrical Equipment - 0.4%
Bharat Heavy Electricals Ltd.	2,912	5,867
Havells India Ltd.	832	5,153
Teco Electric & Machinery Co., Ltd.	12,000	10,796
Zhuzhou CRRC Times Electric Co., Ltd.	1,000	5,735

Total Electrical Equipment		27,551

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Industrial Conglomerates - 4.2%
Aboitiz Equity Ventures Inc.	12,480	$18,633
Alfa SAB de CV, Class A Shares	5,669	7,356
Alliance Global Group Inc.	12,500	3,150
Beijing Enterprises Holdings Ltd.	1,000	5,001
Bidvest Group Ltd.	5,610	66,013
CITIC Ltd.	8,000	11,899
DMCI Holdings Inc.	22,500	5,841
Far Eastern New Century Corp.	19,000	15,760
Fosun International Ltd.	6,000	9,156
Grupo Carso SA de CV, Series A1 Shares	1,273	5,100
Hap Seng Consolidated Berhad	2,600	5,107
JG Summit Holdings Inc.	17,880	26,695
Koc Holding AS	7,905	31,824
LG Corp.	94	4,788
Samsung C&T Corp.	58	6,289
Siemens Ltd.	282	4,745
Sime Darby Berhad	11,400	22,931
SK Holdings Co., Ltd.	29	5,403
SM Investments Corp.	1,275	17,678
Turkiye Sise ve Cam Fabrikalari AS	8,449	9,046

Total Industrial Conglomerates		282,415

Machinery - 0.7%
Ashok Leyland Ltd.	4,625	6,200
China Conch Venture Holdings Ltd.	2,500	4,814
CRRC Corp. Ltd., Class H Shares	6,000	5,870
Eicher Motors Ltd.	44	14,955
Hiwin Technologies Corp.	1,020	5,239
Weg SA	1,471	7,427

Total Machinery		44,505

Marine - 0.2%
Evergreen Marine Corp. (Taiwan) Ltd.	13,000	5,350	*
MISC Berhad	5,100	8,451

Total Marine		13,801

Road & Rail - 0.2%
Localiza Rent A Car SA	591	6,912
Rumo Logistica Operadora Multimodal SA	2,400	5,712	*

Total Road & Rail		12,624

Trading Companies & Distributors - 0.3%
PT AKR Corporindo Tbk	48,000	23,995

Transportation Infrastructure - 1.4%
Adani Ports and Special Economic Zone Ltd.	3,364	14,563
CCR SA	2,655	13,068
China Merchants Port Holdings Co., Ltd.	2,000	5,374
COSCO SHIPPING Ports Ltd.	4,000	3,990
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	685	5,309
Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	415	6,026

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Transportation Infrastructure - (continued)
International Container Terminal Services Inc.	3,120	$4,856
Malaysia Airports Holdings Berhad	4,000	5,581
Promotora y Operadora de Infraestructura SAB de CV	528	4,616
PT Jasa Marga (Persero) Tbk	54,100	17,098
TAV Havalimanlari Holding AS	1,838	7,565
Westports Holdings Berhad	4,900	4,613

Total Transportation Infrastructure		92,659

TOTAL INDUSTRIALS		640,722

INFORMATION TECHNOLOGY - 3.8%
Electronic Equipment, Instruments & Components - 0.1%
Hon Hai Precision Industry Co., Ltd.	3,300	8,812

Internet Software & Services - 1.7%
Alibaba Group Holding Ltd., ADR	400	40,524	*
Baidu Inc., ADR	100	17,507	*
Naver Corp.	8	5,218
Tencent Holdings Ltd.	2,000	52,688

Total Internet Software & Services		115,937

IT Services - 1.2%
Cielo SA	4,475	37,620
HCL Technologies Ltd.	516	6,120
Infosys Ltd.	1,759	24,096
Tata Consultancy Services Ltd.	400	13,160

Total IT Services		80,996

Semiconductors & Semiconductor Equipment - 0.4%
SK Hynix Inc.	171	7,902
Taiwan Semiconductor Manufacturing Co., Ltd.	3,000	17,753

Total Semiconductors & Semiconductor Equipment		25,655

Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co., Ltd.	14	23,769

TOTAL INFORMATION TECHNOLOGY		255,169

MATERIALS - 11.2%
Chemicals - 3.1%
Asian Paints Ltd.	914	13,068
Formosa Chemicals & Fibre Corp.	3,000	9,264
Formosa Plastics Corp.	4,000	11,510
Grupa Azoty SA	239	4,101
Indorama Ventures PCL	6,500	6,461	(a)
LG Chem Ltd.	46	10,371
Lotte Chemical Corp.	20	6,480
Mexichem SAB de CV	2,004	4,752
Nan Ya Plastics Corp.	3,000	7,034
Petronas Chemicals Group Berhad	37,800	60,845
PTT Global Chemical PCL	7,800	15,009	(a)
Sasol Ltd.	701	20,783
Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares	32,000	19,879
Synthos SA	6,080	9,109
UPL Ltd.	1,057	11,280

Total Chemicals		209,946

Construction Materials - 3.6%
Ambuja Cements Ltd.	1,757	5,907
Anhui Conch Cement Co., Ltd., Class H Shares	10,000	32,415
Cementos Argos SA	4,285	17,083
Cemex SAB de CV	22,125	20,445	*
China National Building Material Co., Ltd., Class H Shares	30,000	17,631
Grupo Argos SA	2,847	18,845
Lafarge Malaysia Berhad	6,000	9,347
PT Indocement Tunggal Prakarsa Tbk	36,300	40,847
PT Semen Indonesia (Persero) Tbk	72,900	49,273
Shree Cement Ltd.	32	7,271
Siam Cement PCL, Registered Shares	1,300	18,608
Taiwan Cement Corp.	3,000	3,388
Ultratech Cement Ltd.	87	4,726

Total Construction Materials		245,786

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Containers & Packaging - 0.1%
Klabin SA	1,084	$5,587

Metals & Mining - 3.8%
Alrosa PAO	4,865	8,573	*
Aluminum Corporation of China Ltd., Class H Shares	28,000	14,507	*
AngloGold Ashanti Ltd.	350	4,413	*
China Steel Corp.	4,000	3,228
Compania de Minas Buenaventura SA, ADR	1,478	20,382
Gold Fields Ltd.	1,318	4,516
Grupo Mexico SAB de CV, Series B Shares	4,458	13,412
Hindalco Industries Ltd.	2,503	7,010
Hyundai Steel Co.	119	5,960
Impala Platinum Holdings Ltd.	1,081	4,287	*
Industrias Penoles SAB de CV	224	5,296
Jastrzebska Spolka Weglowa SA	298	4,984	*
Jiangxi Copper Co., Ltd., Class H Shares	10,000	17,348
JSW Steel Ltd.	2,350	6,858
KGHM Polska Miedz SA	880	27,226
Korea Zinc Co., Ltd.	13	5,481
MMC Norilsk Nickel PJSC	120	19,330	*
POSCO	45	10,494
Severstal PAO	325	5,179	*
Southern Copper Corp.	584	22,402
Tata Steel Ltd.	1,011	6,907
Vale SA	1,267	12,939
Vedanta Ltd.	2,481	9,281
Zijin Mining Group Co., Ltd., Class H Shares	40,000	13,507

Total Metals & Mining		253,520

Paper & Forest Products - 0.6%
Empresas CMPC SA	7,166	15,425
Mondi Ltd.	275	6,042
Nine Dragons Paper Holdings Ltd.	12,000	13,889
Sappi Ltd.	587	3,771

Total Paper & Forest Products		39,127

TOTAL MATERIALS		753,966

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	7,357	5,986
Fibra Uno Administracion SA de CV	3,428	4,912
Growthpoint Properties Ltd.	2,435	4,752

Total Equity Real Estate Investment Trusts (REITs)		15,650

Real Estate Management & Development - 0.8%
Ayala Land Inc.	19,400	13,858
Central Pattana PCL	4,200	6,740	(a)
China Overseas Land & Investment Ltd.	2,000	5,916
PT Bumi Serpong Damai Tbk	24,700	3,385
PT Lippo Karawaci Tbk	65,000	3,578
PT Summarecon Agung Tbk	34,500	3,385
SM Prime Holdings Inc.	22,200	13,249
Talaat Moustafa Group	8,795	3,936

Total Real Estate Management & Development		54,047

TOTAL REAL ESTATE		69,697

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
TELECOMMUNICATION SERVICES - 13.1%
Diversified Telecommunication Services - 3.7%
Bharti Infratel Ltd.	4,582	$19,788
China Telecom Corp., Ltd., Class H Shares	20,000	9,512
China Unicom (Hong Kong) Ltd.	8,000	9,506
Chunghwa Telecom Co., Ltd.	11,000	35,794
KT Corp.	402	10,170
LG Uplus Corp.	1,899	18,629
PT Telekomunikasi Indonesia Persero Tbk	323,800	93,848
Rostelecom PJSC	3,871	5,399	*
Telekom Malaysia Berhad	5,900	7,925
Telkom South Africa SOC Ltd.	1,197	6,541
True Corp. PCL	109,348	20,342	(a)
Turk Telekomunikasyon AS	7,876	11,752

Total Diversified Telecommunication Services		249,206

Wireless Telecommunication Services - 9.4%
Advanced Info Service PCL, Registered Shares	11,700	52,835	(a)
America Movil SAB de CV, Series L Shares	60,164	37,852
Axiata Group Berhad	18,400	19,648
Bharti Airtel Ltd.	7,370	37,858
China Mobile Ltd.	10,000	113,225
DiGi.Com Berhad	20,900	23,403
Far EasTone Telecommunications Co., Ltd.	5,000	11,868
Globe Telecom Inc.	745	25,749
Idea Cellular Ltd.	10,652	17,294
Maxis Berhad	10,800	14,995
Mobile TeleSystems PJSC, ADR	2,439	25,536
MTN Group Ltd.	5,465	50,886
PLDT Inc.	2,185	64,542
PT Tower Bersama Infrastructure Tbk	15,300	5,672
PT XL Axiata Tbk	24,100	5,252	*
Sistema PJSC FC, Registered Shares, GDR	753	7,206
SK Telecom Co., Ltd.	165	31,663
Taiwan Mobile Co., Ltd.	5,000	16,669
Tim Participacoes SA	3,414	9,697
Turkcell Iletisim Hizmetleri AS	15,681	47,128	*
Vodacom Group Ltd.	992	11,116

Total Wireless Telecommunication Services		630,094

TOTAL TELECOMMUNICATION SERVICES		879,300

UTILITIES - 6.6%
Electric Utilities - 3.1%
CEZ AS	1,643	28,152
Enel Americas SA	47,810	8,551
Enel Chile SA	44,514	4,290
Equatorial Energia SA	588	10,841
Korea Electric Power Corp.	1,197	43,725
PGE Polska Grupa Energetyczna SA	16,208	44,196
Tata Power Co., Ltd.	13,054	15,316
Tauron Polska Energia SA	18,955	13,963	*
Tenaga Nasional Berhad	12,900	39,025

Total Electric Utilities		208,059

Gas Utilities - 1.1%
China Gas Holdings Ltd.	6,000	8,708
China Resources Gas Group Ltd.	4,000	12,682
ENN Energy Holdings Ltd.	2,000	9,898
GAIL India Ltd.	3,175	21,836
Korea Gas Corp.	170	6,773
Petronas Gas Berhad	2,900	13,670

Total Gas Utilities		73,567

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Independent Power and Renewable Electricity Producers - 1.7%
CGN Power Co., Ltd., Class H Shares	43,000	$12,192
China Longyuan Power Group Corp., Ltd., Class H Shares	12,000	9,883
China Power International Development Ltd.	11,000	3,984
China Resources Power Holdings Co., Ltd.	6,000	10,378
Colbun SA	21,223	4,041
Enel Generacion Chile SA	7,836	5,041
Engie Brasil Energia SA	690	7,839
Huaneng Power International Inc., Class H Shares	16,000	10,435
Huaneng Renewables Corp., Ltd., Class H Shares	16,000	5,011
NTPC Ltd.	16,826	42,781

Total Independent Power and Renewable Electricity Producers		111,585

Multi-Utilities - 0.2%
YTL Corp. Berhad	19,700	6,760
YTL Power International Berhad	14,800	4,778

Total Multi-Utilities		11,538

Water Utilities - 0.5%
Aguas Andinas SA, Class A Shares	8,109	4,403
Beijing Enterprises Water Group Ltd.	16,000	11,156
Companhia de Saneamento Basico do Estado de Sao Paulo	880	8,755
Guangdong Investment Ltd.	10,000	12,437

Total Water Utilities		36,751

TOTAL UTILITIES		441,500

TOTAL COMMON STOCKS (Cost - $6,091,894)		6,515,817

PREFERRED STOCKS - 2.5%
CONSUMER DISCRETIONARY - 0.1%
Multiline Retail - 0.1%
Lojas Americanas SA	1,246	6,615

CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Embotelladora Andina SA, Class B Shares	1,541	5,554

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA	2,998	14,290	*

FINANCIALS - 0.8%
Banks - 0.7%
Banco Bradesco SA	934	9,692
Bancolombia SA	1,499	14,125
Grupo Aval Acciones y Valores SA	14,784	6,041
Itau Unibanco Holding SA	1,291	15,257
Itausa - Investimentos Itau SA	2,677	7,884

Total Banks		52,999

Diversified Financial Services - 0.1%
Grupo de Inversiones Suramericana SA	281	3,653

TOTAL FINANCIALS		56,652

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co., Ltd.	5	6,759

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY		SHARES	VALUE
MATERIALS - 0.6%
Chemicals - 0.3%
Sociedad Quimica y Minera de Chile SA, Class B Shares		688	$22,201

Metals & Mining - 0.3%
Vale SA		1,852	17,955

TOTAL MATERIALS			40,156

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Telefonica Brasil SA		1,861	27,563

UTILITIES - 0.2%
Electric Utilities - 0.2%
Centrais Electricas Brasileiras SA, Series B Shares		500	3,921	*
Companhia Energetica de Minas Gerais		1,953	5,665

TOTAL UTILITIES			9,586

TOTAL PREFERRED STOCKS (Cost - $97,490)			167,175

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $6,189,384)			6,682,992

	RATE
SHORT-TERM INVESTMENTS - 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $40,795)	0.461%	40,795	40,795

TOTAL INVESTMENTS - 99.9% (Cost - $6,230,179#)			6,723,787
Other Assets in Excess of Liabilities - 0.1%			6,140

TOTAL NET ASSETS - 100.0%			$6,729,927

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
PJSC	— Private Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Emerging Markets Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”), (formerly known as Legg Mason ETF Equity Trust). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market, LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI Emerging Markets Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equity securities in emerging markets and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of

Notes to Schedule of Investments (unaudited) (continued)

security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$793,634	$70,092	—	$863,726
Consumer Staples	716,321	82,120	—	798,441
Energy	501,784	44,295	—	546,079
Financials	899,613	27,796	—	927,409
Materials	732,496	21,470	—	753,966
Real Estate	62,957	6,740	—	69,697
Telecommunication Services	806,123	73,177	—	879,300
Other Common Stocks	1,677,199	—	—	1,677,199
Preferred Stocks	167,175	—	—	167,175

Total Long-Term Investments	$6,357,302	$325,690	—	$6,682,992

Short-Term Investments†	40,795	—	—	40,795

Total Investments	$6,398,097	$325,690	—	$6,723,787

Other Financial Instruments:
Futures Contracts	2,562	—	—	2,562

Total	$6,400,659	$325,690	—	$6,726,349

†	See Schedule of Investments for additional detailed categorizations.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2017, securities valued at $5,332,469 were transferred from Level 2 to Level 1 within the fair value hierarchy because fair value procedures were applied on October 31, 2016, when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$835,048
Gross unrealized depreciation	(341,440)

Net unrealized appreciation	$493,608

At January 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
Mini MSCI Emerging Markets Index Futures	1	3/17	$43,193	$45,755	$2,562

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2017